2012 Acquired Business (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Combined Statement of Loss

Condensed Combined Statement of Loss

	Year ended December 31, 2012			Year ended December 31, 2011			Year ended December 31, 2010
	Historical Teekay Tankers $	2012 Acquired Business $	Total $	Historical Teekay Tankers $	2012 Acquired Business $	Total $	Historical Teekay Tankers $	2012 Acquired Business $	Total $
REVENUES
Time Charter Revenues	89,847	33,517	123,364	78,780	76,811	155,591	86,244	71,351	157,595
Net Pool Revenues	53,617	8,711	62,328	30,894	17,264	48,158	47,914	26,673	74,587
Voyage charter revenues	238	—	238	—	—	—	24	2,847	2,871
Interest income from investments	11,499	—	11,499	11,323	—	11,323	5,297	—	5,297

Total revenues	155,201	42,228	197,429	120,997	94,075	215,072	139,479	100,871	240,350

OPERATING EXPENSES
Voyage expenses	4,369	249	4,618	2,697	752	3,449	2,544	2,757	5,301
Vessel operating expenses	69,811	19,404	89,215	42,056	42,033	84,089	44,453	37,197	81,650
Time-charter hire expense	3,950	—	3,950	4,046	—	4,046	—	—	—
Depreciation and amortization	58,868	13,497	72,365	43,185	31,297	74,482	45,455	31,862	77,317
General and administrative	12,364	2,566	14,930	8,609	7,516	16,125	9,789	6,831	16,620
Vessel impairments and net loss on sale of vessels	352,546	—	352,546	—	58,034	58,034	1,864	—	1,864
Goodwill impairment	—	—	—	13,310	5,984	19,294	—	—	—

Total operating expenses	501,908	35,716	537,624	113,903	145,616	259,519	104,105	78,647	182,752

(Loss) income from operations	(346,707)	6,512	(340,195)	7,094	(51,541)	(44,447)	35,374	22,224	57,598

OTHER ITEMS
Interest expense	(8,351)	(11,658)	(20,009)	(4,185)	(36,354)	(40,539)	(7,513)	(43,627)	(51,140)
Interest income	48	2	50	57	14	71	97	3	100
Realized and unrealized loss on derivative instruments	(3,992)	(3,971)	(7,963)	(11,444)	(16,339)	(27,783)	(10,536)	(18,148)	(28,684)
Other (expense) / income	(2,016)	(48)	(2,064)	(587)	210	(377)	(1,113)	97	(1,016)

Total other items	(14,311)	(15,675)	(29,986)	(16,159)	(52,469)	(68,628)	(19,065)	(61,675)	(80,740)

Net (loss) income	(361,018)	(9,163)	(370,181)	(9,065)	(104,010)	(113,075)	16,309	(39,451)	(23,142)

Condensed Combined Balance Sheet

Condensed Combined Balance Sheet

	As at December 31, 2011
	Historical Teekay Tankers $	2012 Acquired Business $	TOTAL $
ASSETS
CURRENT
Cash and cash equivalents	15,859	2,707	18,566
Pool receivables from affiliates, net	2,664	1,696	4,360
Accounts receivable	157	2,028	2,185
Interest receivable on investment in term loans	1,754	—	1,754
Due from Affiliates	12,610	153,736	166,346
Prepaid expenses	3,395	2,864	6,259
Other current assets	308	—	308

Total current assets	36,747	163,031	199,778

Vessels and equipment at cost, less accumulated depreciation	716,567	593,929	1,310,496
Investment in term loans	116,844	—	116,844
Investment in joint venture	9,830	—	9,830
Other non-current assets	1,938	2,583	4,521

Total assets	881,926	759,543	1,641,469

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT
Accounts payable	1,935	2,429	4,364
Accrued liabilities	7,423	7,104	14,527
Current portion of long-term debt	1,800	24,468	26,268
Current portion of derivative instruments	4,027	2,625	6,652
Deferred revenue	1,777	1,932	3,709
Due to affiliates	4,999	86,201	91,200
Other current liabilities	115	—	115

Total current liabilities	22,076	124,759	146,835

Long-term debt	347,100	535,362	882,462
Derivative instruments	20,151	8,408	28,559
Other long-term liabilities	3,228	2,221	5,449

Total liabilities	392,555	670,750	1,063,305

Equity
Common stock and additional paid-in capital	588,441	—	588,441
Accumulated deficit	(99,070)	—	(99,070)
Dropdown predecessor equity	—	88,793	88,793

Total equity	489,371	88,793	578,164

Total liabilities and equity	881,926	759,543	1,641,469

Condensed Combined Statement of Cash Flows

Condensed Combined Statement of Cash Flows

	Year ended December 31, 2012			Year ended December 31, 2011			Year ended December 31, 2010
Cash and cash equivalents provided by (used for):	Historical Teekay Tankers	2012 Acquired Business	Total	Historical Teekay Tankers	2012 Acquired Business	Total	Historical Teekay Tankers	2012 Acquired Business	Total
	$	$	$	$	$	$	$	$	$

OPERATING ACTIVITIES

Net (loss) income	(361,018)	(9,163)	(370,181)	(9,065)	(104,010)	(113,075)	16,309	(39,451)	(23,142)
Non-cash items:
Depreciation and amortization	58,868	13,497	72,365	43,185	31,297	74,482	45,455	31,862	77,317
Unrealized (gain) loss on derivative Instruments	(3,768)	2,188	(1,580)	5,330	(16,568)	(11,238)	4,955	8,870	13,825
Vessel impairment and net loss on sale of vessels	352,546	—	352,546	—	58,034	58,034	1,864	—	1,864
Goodwill impairment charge	—	—	—	13,310	5,984	19,294	—	—	—
Other	917	272	1,189	143	410	553	(764)	574	(190)
Change in non-cash working capital items related to operating activities	(10,406)	(9,388)	(19,794)	2,202	(3,035)	(833)	(3,238)	1,277	(1,961)
Expenditures for dry docking	(7,003)	—	(7,003)	—	(3,197)	(3,197)	(6,190)	(3,121)	(9,311)

Net operating cash flow	30,136	(2,594)	27,542	55,105	(31,085)	24,020	58,391	11	58,402

FINANCING ACTIVITIES
Proceeds from long-term debt	32,226	—	32,226	15,000	—	15,000	185,000	—	185,000
Repayments of long-term debt	(13,522)	—	(13,522)	(1,800)	—	(1,800)	(3,150)	—	(3,150)
Prepayment of long-term debt	(60,000)	—	(60,000)	(118,328)	—	(118,328)	(33,050)	—	(33,050)
Proceeds from long-term debt of Dropdown Predecessor	—	2,312	2,312	—	269,874	269,874	37,222	18,382	55,604
Repayment of long-term debt of Dropdown Predecessor	—	(10,372)	(10,372)	—	(18,567)	(18,567)	—	(18,567)	(18,567)
Prepayment of long-term debt of Dropdown Predecessor	—	(15,000)	(15,000)	—	—	—	(306,169)	132,705	(173,464)
Acquisition of Helga Spirit LLC, Yamuna Spirit LLC, Kaveri Spirit LLC, Esther Spirit LLC, Iskmati Spirit LLC from Teekay Corporation	—	—	—	—	—	—	(244,185)	—	(244,185)
Acquisition of 13 vessels from Teekay Corporation	(9,509)	—	(9,509)	—	—	—	—	—	—
Equity contribution from Teekay Corporation	(221)	9,728	9,507	—	69,169	69,169	128,900	(164,591)	(35,691)
Net advances from (to) affiliates	—	16,913	16,913	—	(287,101)	(287,101)	127,982	40,233	168,215
Proceeds from issuance of Class A common stocks	69,000	—	69,000	112,054	—	112,054	211,978	—	211,978
Share issuance costs	(3,229)	—	(3,229)	(4,949)	—	(4,949)	(9,395)	—	(9,395)
Cash dividends paid	(32,231)	—	(32,231)	(51,358)	—	(51,358)	(55,244)	—	(55,244)

Net financing cash flow	(17,486)	3,581	(13,905)	(49,381)	33,375	(16,006)	39,889	8,162	48,051

INVESTING ACTIVITIES
Proceeds from the sale of vessels and equipment	—	—	—	—	—	—	35,396	—	35,396
Expenditures for vessels and equipment	(2,189)	(329)	(2,518)	(2,315)	(2,022)	(4,337)	(6,253)	(5,734)	(11,987)
Advances to joint venture	—	—	—	—	—	—	(9,830)	—	(9,830)
Investment in joint venture	(3,344)	—	(3,344)	—	—	—	—	—	—
Investment in term loans	—	—	—	—	—	—	(115,575)	—	(115,575)

Net investing cash flow	(5,533)	(329)	(5,862)	(2,315)	(2,022)	(4,337)	(96,262)	(5,734)	(101,996)

Cash and cash equivalent:
Increase in cash and cash equivalent	7,117	658	7,775	3,409	268	3,677	2,018	2,439	4,457
Cash and cash equivalent, beginning of the year	15,859	2,707	18,566	12,450	2,439	14,889	10,432	—	10,432

Cash and cash equivalent, end of the year	22,976	3,365	26,341	15,859	2,707	18,566	12,450	2,439	14,889